SHARES-BASED AWARDS - Assumptions used in the valuation (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average volatility	41.90%	42.70%	58.98%	42.77%
Expected term (in years)	5 years 10 months 24 days	6 years	5 years 10 months 24 days	5 years 6 months
Risk-free interest rate	0.60%	1.10%	0.75%	2.11%
Expected dividends	0.00%	0.00%
Options granted	3,177,756		9,009,210	12,943,015
Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility				47.50%
Expected term (in years)				10 years
Risk-free interest rate				2.59%
Options granted				6,700,000
Grant date fair value of option granted				$ 2.7